CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Aging of accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Total Account receivable, gross	$ 724.3	$ 11.3
Allowance for current expected credit losses on trade receivables	(4.0)	(0.1)
Total Account receivables, net	720.3	11.2
Current
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Total Account receivable, gross	694.7	7.1
1-30 days
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Total Account receivable, gross	11.9	0.6
31-60 days
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Total Account receivable, gross	8.7	1.5
61-90 days
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Total Account receivable, gross	5.0	1.2
More than 90 days
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Total Account receivable, gross	$ 4.0	$ 0.9